Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income (Detail) (USD $)
In Thousands, unless otherwise specified
	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member] Parent [Member]	Sep. 30, 2013 Successor [Member] Parent [Member]	Dec. 31, 2012 Successor [Member] APX Group, Inc. [Member]	Sep. 30, 2013 Successor [Member] APX Group, Inc. [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Eliminations [Member]	Sep. 30, 2013 Successor [Member] Eliminations [Member]	Sep. 30, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] APX Group, Inc. [Member]	Nov. 16, 2012 Predecessor [Member] APX Group, Inc. [Member]	Dec. 31, 2011 Predecessor [Member] APX Group, Inc. [Member]	Dec. 31, 2010 Predecessor [Member] APX Group, Inc. [Member]	Sep. 30, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Nov. 16, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Nov. 16, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Predecessor [Member] Eliminations [Member]	Nov. 16, 2012 Predecessor [Member] Eliminations [Member]	Dec. 31, 2011 Predecessor [Member] Eliminations [Member]	Dec. 31, 2010 Predecessor [Member] Eliminations [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Revenues	$ 57,606	$ 368,197					$ 54,251	$ 350,358	$ 3,412	$ 20,103	$ (57)	$ (2,264)	$ 124,561	$ 334,476	$ 397,570	$ 339,948	$ 238,878					$ 318,363	$ 375,502	$ 350,572	$ 216,392	$ 17,200	$ 23,431	$ (956)	$ 29,910	$ (1,087)	$ (1,363)	$ (9,668)	$ (7,424)
Costs and expenses	85,799	408,607					83,477	387,796	2,379	23,075	(57)	(2,264)	102,613	278,897	440,563	300,934	193,649					263,121	413,378	295,854	192,253	16,863	28,548	14,748	8,820	(1,087)	(1,363)	(9,668)	(7,424)
(Loss) income from operations	(28,193)	(40,410)					(29,226)	(37,438)	1,033	(2,972)			21,948	55,579	(42,993)	39,014	45,229					55,242	(37,876)	54,718	24,139	337	(5,117)	(15,704)	21,090
(Loss) income from subsidiaries			(30,102)	(87,341)	(17,549)	(51,671)					47,651	139,012						(43,116)	(153,517)	(68,546)	(23,658)									43,116	153,517	68,546	23,658
Other (expense)	(171)	(233)		60,000	(12,553)	(35,670)	(256)	405	(3)	(68)		(60,000)		(114)	(122)	(386)	(397)	(287)				(89,266)	(103,830)	(97,993)	(69,719)	(439)	(2,851)	(4,248)	(148)
(Loss) income from continuing operations before income tax expenses	(41,005)	(75,743)	(30,102)	(27,341)	(30,102)	(87,341)	(29,482)	(37,033)	1,030	(3,040)	47,651	79,012		(34,413)	(149,674)	(63,227)	(24,638)	(43,403)	(153,517)	(68,546)	(23,658)	(34,024)	(141,706)	(43,275)	(45,580)	(102)	(7,968)	(19,952)	20,942	43,116	153,517	68,546	23,658
Income tax (benefit) expense	(10,903)	11,598					(11,193)	12,447	290	(849)				5,195	4,923	(3,739)	4,320					5,197	3,500	719	(225)	(2)	1,423	(4,458)	4,545
(Loss) income from continuing operations	(30,102)	(87,341)												(39,608)	(154,597)	(59,488)	(28,958)	(43,403)	(153,517)	(68,546)	(23,658)	(39,221)	(145,206)	(43,994)	(45,355)	(100)	(9,391)	(15,494)	16,397	43,116	153,517	68,546	23,658
Loss from discontinued operations														(239)	(239)	(2,917)						(239)	(239)	(2,917)
Net (loss) income before non-controlling interests	(30,102)	(87,341)	(30,102)		(30,102)		(18,289)		740		47,651			(39,847)	(154,836)	(62,405)	(28,958)	(43,403)	(153,517)	(68,546)	(23,658)	(39,460)	(145,445)	(46,911)	(45,355)	(100)	(9,391)	(15,494)	16,397	43,116	153,517	68,546	23,658
Net (loss) income attributable to non-controlling interests														3,556	(1,319)	6,141	(5,300)					6,197	6,781	6,769	(5,300)	(2,641)	(8,100)	345				(973)
Net (loss) income	(30,102)	(87,341)	(30,102)	(27,341)	(30,102)	(87,341)	(18,289)	(49,480)	740	(2,191)	47,651	79,012		(43,403)	(153,517)	(68,546)	(23,658)	(43,403)	(153,517)	(68,546)	(23,658)	(45,657)	(152,226)	(53,680)	(40,055)	2,541	(1,291)	(15,839)	16,397	43,116	153,517	69,519	23,658
Other comprehensive (loss) income net of tax effects:
Net (loss) income before non-controlling interests	(30,102)	(87,341)	(30,102)		(30,102)		(18,289)		740		47,651			(39,847)	(154,836)	(62,405)	(28,958)	(43,403)	(153,517)	(68,546)	(23,658)	(39,460)	(145,445)	(46,911)	(45,355)	(100)	(9,391)	(15,494)	16,397	43,116	153,517	68,546	23,658
Net (loss) income before non-controlling interests	(30,102)	(87,341)	(30,102)		(30,102)		(18,289)		740		47,651			(39,847)	(154,836)	(62,405)	(28,958)	(43,403)	(153,517)	(68,546)	(23,658)	(39,460)	(145,445)	(46,911)	(45,355)	(100)	(9,391)	(15,494)	16,397	43,116	153,517	68,546	23,658
Net (loss) income	(30,102)	(87,341)	(30,102)	(27,341)	(30,102)	(87,341)	(18,289)	(49,480)	740	(2,191)	47,651	79,012		(43,403)	(153,517)	(68,546)	(23,658)	(43,403)	(153,517)	(68,546)	(23,658)	(45,657)	(152,226)	(53,680)	(40,055)	2,541	(1,291)	(15,839)	16,397	43,116	153,517	69,519	23,658
Change in fair value of interest rate swap agreement														318	318	563	179	318	318	563	179	318	318	563	179					(318)	(318)	(563)	(179)
Foreign currency translation adjustment	928	(3,981)			928	(3,981)	444	(1,959)	484	(2,022)	(928)	3,981		1,969	708	(1,734)	1,709	1,969	708	(1,734)	1,709	1,844	708	(2,104)		125		370	1,709	(1,969)	(708)	1,734	(1,709)
Total other comprehensive income	928	(3,981)			928	(3,981)	444	(1,959)	484	(2,022)	(928)	3,981		2,287	1,026	(1,171)	1,888	2,287	1,026	(1,171)	1,888	2,162	1,026	(1,541)	179	125		370	1,709	(2,287)	(1,026)	1,171	(1,888)
Comprehensive (loss) income before non-controlling interests														(37,560)	(153,810)	(63,576)	(27,070)	(41,116)	(152,491)	(69,717)	(21,770)	(37,298)	(144,419)	(48,452)	(45,176)	25	(9,391)	(15,124)	18,106	40,829	152,491	69,717	21,770
Comprehensive (loss) income attributable to non-controlling interests														3,556	(1,319)	6,141	(5,300)					6,197	6,781	6,769	(5,300)	(2,641)	(8,100)	345				(973)
Comprehensive (loss) income	$ (29,174)	$ (91,322)	$ (30,102)	$ (27,341)	$ (29,174)	$ (91,322)	$ (17,845)	$ (51,439)	$ 1,224	$ (4,213)	$ 46,723	$ 82,993		$ (41,116)	$ (152,491)	$ (69,717)	$ (21,770)	$ (41,116)	$ (152,491)	$ (69,717)	$ (21,770)	$ (43,495)	$ (151,200)	$ (55,221)	$ (39,876)	$ 2,666	$ (1,291)	$ (15,469)	$ 18,106	$ 40,829	$ 152,491	$ 70,690	$ 21,770